RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions
(a)	Related parties

Names of related parties	Relationship with the Company
UCAR Inc. (“UCAR Inc.”) (1)	An entity controlled by Mr. Charles Zhengyao Lu
Beijing QWOM Digital Technology Co., Ltd. (“QWOM”) (1)	An affiliate of Mr. Charles Zhengyao Lu
Goumei (Zhejiang) Information Technology Co., Ltd (“Goumei”)	An entity significantly influenced by the Company’s controlling shareholder
(1)UCAR Inc., and QWOM are no longer related parties of the Company since the termination of Mr. Charles Zhengyao Lu , the former management member of the Company, from the Group on July 5, 2020.
(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Services received from:
—Goumei	—	—	13,947	2,022
—QWOM	28,920	—	—	—
—UCAR Inc.	6,334	—	—	—
Total	35,254	—	13,947	2,022

Agreement of payment for leasehold improvement of sublet rental office to:
—UCAR Inc. (1)	36,599	—	—	—

Trust investments(2)
—Xiamen Trust	590,000	—	—	—
—Yunnan Trust	550,000	—	—	—
Total	1,140,000	—	—	—
(1)	The Group has entered into an agreement with UCAR Inc. on July 1, 2020 to pay RMB36.6 million to UCAR Inc. for the costs UCAR Inc. incurred as a result of the leasehold improvements of certain office space that UCAR Inc. sublet to the Group. In December 2021, UCAR Inc. initiated an arbitration proceeding against Luckin China in China International Economic and Trade Arbitration Commission, seeking to recover its costs of the leasehold improvements, which had been recorded in the Group’s consolidated statements of comprehensive (loss)/income. As UCAR Inc. is no longer a related party of the Company since the termination of Mr. Charles Zhengyao Lu from the Group on July 5, 2020, the balance of amounts due to UCAR Inc. was classified in accrued expenses and other current liabilities as of December 31, 2021. As of December 31, 2022, the arbitration proceeding was closed with the final judgment that the Group was obligated to pay approximately RMB31.7 million for the leasehold improvement and related legal fees. The Group has made full payment and the ending balance of this liability was nil as of December 31, 2022.

(2)	Xiamen Trust and Yunnan Trust were designated to be used to purchase receivables relating to property leased to Borgward and to invest in equity interests of Yousheng Information, respectively, upon the entry of the trust instruments. On the basis of substance over form, management considers the two trust investments made by former management as related party transactions. (c)Other than disclosed elsewhere, the Group had the following significant amounts due to related party as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Amounts due to:
—Goumei	—	3,932	570

Total	—	3,932	570